Note 2 - Summary of Significant Accounting Policies (Details) - Property, Plant and Equipment	6 Months Ended
Dec. 31, 2014
Building and Building Improvements [Member] | Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Building and Building Improvements [Member] | Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Property, Plant and Equipment [Line Items]
Estimated useful lives	50 years
Furniture and Fixtures [Member] | Minimum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Leasehold Improvements [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Property, Plant and Equipment [Line Items]
Leasehold improvements	Shorter of useful life or term of lease